Investment in Cenovus Energy (Details) - USD ($) $ / shares in Units, shares in Millions		5 Months Ended	12 Months Ended
		May 17, 2017	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Schedule of Available-for-sale Securities [Line Items]
Investment in Cenovus Energy			$ 2,111,000,000	$ 1,462,000,000
Unrealized Gain (Loss) on Securities, before tax	[1]		649,000,000	(437,000,000)	$ 0
Foster Creek Christina Lake (FCCL) [Member]
Schedule of Available-for-sale Securities [Line Items]
Ownership percentage in equity investment		50.00%
Common Stock [Member] | Cenovus Energy [Member]
Schedule of Available-for-sale Securities [Line Items]
Shares Exchanged for Assets Held for Sale		208
Percent of issued and outstanding common shares of Cenovus		16.90%
Investment In Equity Security Fair Value		$ 1,960,000,000	$ 2,110,000,000	$ 1,460,000,000
Cenovus Energy common share price		$ 9.41	$ 10.15
Unrealized Gain (Loss) on Securities, before tax			$ 649,000,000

[1]	*See Note 7—Investment in Cenovus Energy, for additional information.